Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan	DESCRIPTION OF PLAN
The following description of the CBRE 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document and related amendments for a more complete description of the Plan’s provisions. The Plan is sponsored by CBRE Services, Inc. (“CBRE Services” and “Plan Sponsor”), which is a subsidiary of CBRE Group, Inc. (“CBRE Group”). CBRE Services, CBRE Group, and other subsidiaries of CBRE Group are hereinafter referred to collectively as the “Company.”
General—The Plan is a defined contribution savings plan, which provides retirement benefits for eligible employees of the Company who elect to participate. Most of the Company’s non-union United States (“U.S.”) employees, other than qualified real estate agents having the status of independent contractors under section 3508 of the Internal Revenue Code of 1986, as amended (“IRC”), are eligible to participate in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Plan Amendments—The Plan was amended during 2025 and 2024. These amendments conformed Plan language with operations, incorporated certain legally required updates, provided for the merger of assets from the Direct Line 401(k) Plan, and made discretionary changes to Plan terms such as governance, use of forfeitures, distribution and rollover opportunities, and Plan compensation.
Direct Line Global was acquired by the Company in June 2024 and the Direct Line 401(k) Plan assets merged into the Plan in August 2025. The merged amount is included as “Transfer in from Direct Line 401(k) Plan” on the statement of changes in net assets available for benefits for the year ended December 31, 2025.
Administration—The Company’s Plan governance delegates Plan investment authority to the Retirement Investment Committee (the “Committee”) and Plan administration responsibilities to the Plan Administrator, who is appointed by the Chief People Officer. Fidelity Workplace Services LLC (“Fidelity”) is the Plan’s recordkeeper.
Trustee—Fidelity Management Trust Company (“Fidelity Management Trust”) serves as trustee for all the Plan’s assets.
Eligibility—All salaried, hourly and W-2 commissioned employees on the domestic payroll of CBRE Services, or any other domestic subsidiary that participates in the Plan, are eligible to participate in the Plan as soon as administratively feasible following the date the employee is credited with one hour of service. However, the following employees, or classes of employees, are not eligible to participate: (1) employees that are non-resident aliens with no U.S. source income; (2) employees covered under a collective bargaining agreement that does not expressly provide for participation in the Plan; (3) employees classified as “leased employees” or independent contractors, even if subsequently determined to be common law employees; (4) employees covered by another Company tax-qualified plan; or (5) persons classified as qualified real estate agents having the status of independent contractors under the IRC.
Employee Contributions—Participants in the Plan may elect to contribute from 1% to 75% of their eligible compensation on a pre-tax or after-tax Roth basis through payroll deferrals, subject to certain IRC limitations. Participants who do not make an affirmative deferral election or do not opt out of participation within 45 days are automatically enrolled with pre-tax deferrals equal to three percent (3%) of the participant’s compensation. The Plan Administrator and the IRC may limit the percentage of eligible compensation that highly compensated employees may contribute. Participants are also allowed to roll over amounts distributed from other tax-qualified plans to the Plan.
Employer Contributions—The Plan allows the Company to make matching contributions to participants. The Company matches its employee’s contributions up to 66-2/3% of the first 6% of the employee’s annual compensation (up to a maximum annual matching contribution of $6,000). Aggregate matching contributions amounted to $112.7 million and $113.0 million for the years ended December 31, 2025 and 2024, respectively.
Additionally, the Plan provides for discretionary profit-sharing contributions by the Company for certain employees of CBRE Clarion Securities, LLC (“CBRE Clarion”). Discretionary profit-sharing contributions for the years ended December 31, 2025 and 2024 were not material.
Participant Accounts—Each participant’s account is credited with the participant’s contributions, an allocation of Company contributions and investment earnings (or losses) thereon and charged certain administrative expenses. Allocations of earnings are based on participant account balances in an investment. The overall benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participants may invest up to 25% of their Plan accounts in the CBRE Stock Fund, which is a unitized fund that includes shares of the Company’s common stock and interest-earning cash for pending transactions and includes accruals for income earned and benefits payable.
Vesting—Participants are immediately vested in all employee contributions, participant rollover contributions from other qualified plans and earnings (or losses) thereon. Generally, participants who were active on October 1, 2021 vest in all prior and future matching contributions at a rate of 33-1/3% each year of service with 100% vesting after three years of service. Participants who terminated employment on or before September 30, 2021 continue to have matching contributions vest under the Plan’s prior vesting schedule, which vested 20% for each year of service, with 100% vesting after five years of service. Upon rehire, these prior matching contributions continue to be subject to five-year vesting, and new matching contributions will be subject to three-year vesting as described above. Special vesting rules continue to apply to matching contributions made before January 1, 2007. Participants become immediately fully vested in Company matching contributions upon reaching age 65, becoming disabled (as defined in the Plan) or death, in each case if employed by the Company at that time. Service for the year is determined using the elapsed time method of crediting service.
Participants generally forfeit any portion of Company contributions that has not yet vested upon the earlier of: (i) the date of the participant’s final distribution of their entire vested account balance; or (ii) by the last day of the calendar year on which the participant has no eligible service for five consecutive years.
Forfeited Accounts—Forfeited accounts are invested in a money market fund and included in participant-directed investments in the accompanying Statements of Net Assets Available for Benefits. These accounts are used to pay expenses of the Plan or to reduce future Company contributions. During the year ended December 31, 2025, account forfeitures totaled $9.6 million. $8.4 million was used to reduce Company contributions from both current and prior year forfeited balances. During the year ended December 31, 2024, account forfeitures totaled $8.8 million. $8.5 million was used to reduce Company contributions. As a result, at December 31, 2025 and 2024, forfeited non-vested account balances totaled $2.4 million and $1.2 million, respectively.
Payment of Benefits and Withdrawals—Participants are entitled to the balance of their vested accounts upon retirement, termination of employment, disability or death. The Plan also provides for withdrawals due to hardship, subject to certain limitations, from rollover accounts, from pre-2002 after-tax voluntary contribution accounts, after attaining age 59½. and in connection with certain military service. Distributions are primarily made in a single lump-sum cash payment equal to the balance of the participants’ accounts. As a result of the Consolidated Appropriations Act of 2023, which includes the Setting Every Community Up Retirement Enhancement (“SECURE”) 2.0 Act, the required minimum distribution age is 70½ for anyone born before July 1, 1949, and 72 for anyone born from July 1, 1949 through December 31, 1950, and effective January 1, 2023, increases up to age 73 for anyone born on or after January 1, 1950 through December 31, 1959, and age 75 for anyone born on or after January 1, 1960.

Notes Receivable from Participants—Participants may elect to borrow from their accounts up to a maximum of $50,000, not to exceed 50.00% of their vested account balance. Loan transactions are treated as transfers between the investment fund and the loan fund. Generally, participant loans are repaid through payroll deductions over a period generally not to exceed five years. The loans are secured by the balance in the participant’s account and bear interest at a rate as determined by the Plan Administrator. Interest rates on loans outstanding at both December 31, 2025 and 2024 range from 5.25% to 10.50%, and mature on various dates through January 2031.